Financial Instruments - Schedule of Financial Instruments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	$ 2,982,499	$ 6,014,572
Financial liabilities, Fair value	2,982,499	6,014,572
Loans and borrowings [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	352,814	3,863,454
Financial liabilities, Fair value	352,814	3,863,454
Holdback payable [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount		400,000
Financial liabilities, Fair value		400,000
Lease liabilities [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount		135,337
Financial liabilities, Fair value		135,337
Due to related parties [Member] | Level 2 of fair value hierarchy [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	302,232	2,255,522
Financial liabilities, Fair value	302,232	2,255,522
Cash and cash held in trust [Member] | Level 1 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	3,841,866	93,875
Financial assets, Fair value	3,841,866	93,875
Trade and other receivables [Member] | Level 2 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	370,537	284,513
Financial assets, Fair value	370,537	284,513
Loan receivable [Member] | Level 2 of fair value hierarchy [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	955,022	593,232
Financial assets, Fair value	$ 955,022	$ 593,232